TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8%
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.5%(a)
71,057	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 71,383
539,143	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	496,291
375,480	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	345,636
106,356	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	101,057
51,150	Freddie Mac Multifamily Structured Pass Through Series KF14 A (b),(c)	US0001M + 0.650%	3.2030	01/25/23	51,151
931,069	Freddie Mac Multifamily Structured Pass Through Series K029 A2 (c),(d)		3.3200	02/25/23	927,745
534,035	Freddie Mac Multifamily Structured Pass Through Series Q015 A (b),(c)	SOFR30A + 0.200%	2.5050	08/25/24	532,242
64,479	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1 (c)		1.7660	02/25/25	63,907
1,595,206	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2 (c)		3.7990	12/25/25	1,559,896
960,539	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b),(c)	US0001M + 0.490%	3.0430	02/25/26	957,570
1,659,372	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2 (c)		3.7000	09/25/26	1,609,163
1,421,609	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b),(c)	US0001M + 0.500%	3.0530	11/25/26	1,417,487
1,989,757	Freddie Mac Multifamily Structured Pass Through Series KF77 AS (b),(c)	SOFR30A + 0.900%	3.1840	02/25/27	1,991,540
1,514,661	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b),(c)	US0001M + 0.700%	3.2530	02/25/27	1,509,913
399,254	Freddie Mac Multifamily Structured Pass Through Series KF81 AS (b),(c)	SOFR30A + 0.400%	2.6840	06/25/27	396,906
533,046	Freddie Mac Multifamily Structured Pass Through Series KF81 AL (b),(c)	US0001M + 0.360%	2.9130	06/25/27	529,480
271,240	Freddie Mac Multifamily Structured Pass Through Series KF93 AS (b),(c)	SOFR30A + 0.310%	2.5940	10/25/27	269,216
225,304	Freddie Mac Multifamily Structured Pass Through Series KF93 AL (b),(c)	US0001M + 0.280%	2.8330	10/25/27	223,429
4,485,000	Freddie Mac Multifamily Structured Pass Through Series KS12 A (b),(c)	US0001M + 0.650%	3.2030	08/25/29	4,473,967
5,016,572	Freddie Mac Multifamily Structured Pass Through Series KF78 AS (b),(c)	SOFR30A + 1.000%	3.2840	03/25/30	5,030,591
5,016,572	Freddie Mac Multifamily Structured Pass Through Series KF78 AL (b),(c)	US0001M + 0.800%	3.3530	03/25/30	5,026,111
807,667	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b),(c)	SOFR30A + 0.420%	2.7040	06/25/30	797,362
1,186,703	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b),(c)	SOFR30A + 0.510%	2.7940	06/25/30	1,175,622
1,211,501	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b),(c)	US0001M + 0.370%	2.9230	06/25/30	1,197,597
2,335,000	Freddie Mac Multifamily Structured Pass Through Series KJ37 A2 (c)		2.3330	11/25/30	2,046,703
3,025,000	Freddie Mac Multifamily Structured Pass Through Series KI39 A2 (c)		2.5900	01/25/32	2,586,126
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2 (c)		4.1180	11/25/32	2,486,377
487,211	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b),(c)	US0001M + 0.390%	2.9430	10/25/45	484,902
1,293,511	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c),(d)		1.2420	05/25/51	1,169,009
2,969	Freddie Mac Non Gold Pool Series 845830(b)	US0006M + 1.661%	2.5760	07/01/24	2,930
42,969	Freddie Mac Non Gold Pool Series 847103(b)	H15T1Y + 2.303%	2.4500	01/01/33	42,102
538,557	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	4.2200	08/01/33	552,645
65,216	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	2.3500	11/01/33	66,633

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.5%(a) (Continued)
108,399	Freddie Mac Non Gold Pool Series 1B2025(b)	US0012M + 1.862%	2.6790	06/01/34	$ 109,880
76,407	Freddie Mac Non Gold Pool Series 1B2721(b)	US0012M + 1.727%	1.9950	01/01/35	76,680
106,593	Freddie Mac Non Gold Pool Series 783000(b)	H15T1Y + 2.280%	2.4050	01/01/35	105,059
85,996	Freddie Mac Non Gold Pool Series 783028(b)	H15T1Y + 2.250%	2.4970	02/01/35	87,369
68,915	Freddie Mac Non Gold Pool Series 1Q0160(b)	US0012M + 1.765%	3.7460	09/01/35	69,853
115,341	Freddie Mac Non Gold Pool Series 848685(b)	H15T1Y + 2.285%	2.4330	02/01/36	117,911
123,307	Freddie Mac Non Gold Pool Series 848575(b)	H15T1Y + 2.262%	2.5850	02/01/36	125,382
77,072	Freddie Mac Non Gold Pool Series 1Q0092(b)	H15T1Y + 2.245%	2.5730	03/01/36	78,381
38,370	Freddie Mac Non Gold Pool Series 1H2695(b)	H15T1Y + 2.165%	2.8910	04/01/36	37,808
170,920	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	3.2380	05/01/36	175,595
147,676	Freddie Mac Non Gold Pool Series 1J1382(b)	US0012M + 1.640%	1.8900	11/01/36	145,795
403,964	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.251%	3.1900	03/01/37	413,515
86,446	Freddie Mac Non Gold Pool Series 1Q1104(b)	US0012M + 1.730%	2.1140	04/01/37	87,266
17,142	Freddie Mac Non Gold Pool Series 1Q1097(b)	US0012M + 1.903%	2.4530	04/01/37	17,004
28,436	Freddie Mac Non Gold Pool Series 1Q1131(b)	US0006M + 1.770%	2.6430	06/01/37	27,848
24,675	Freddie Mac Non Gold Pool Series 848565(b)	US0012M + 1.741%	2.2200	12/01/37	24,369
169,230	Freddie Mac Non Gold Pool Series 1Q1380(b)	US0012M + 1.982%	2.6330	03/01/38	168,712
23,672	Freddie Mac Non Gold Pool Series 1Q1446(b)	H15T1Y + 2.470%	2.5950	09/01/38	23,175
50,025	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.208%	2.6600	09/01/38	49,307
984,614	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	3.9170	09/01/38	1,012,170
23,978	Freddie Mac Non Gold Pool Series 1Q0647(b)	US0012M + 1.791%	3.0570	11/01/38	23,792
59,568	Freddie Mac Non Gold Pool Series 1Q1302(b)	US0012M + 1.698%	3.7510	11/01/38	58,821
267,752	Freddie Mac Non Gold Pool Series 849046(b)	US0012M + 1.896%	3.2750	09/01/41	272,849
71,271	Freddie Mac Non Gold Pool Series 2B7388(b)	US0012M + 1.840%	2.8440	01/01/46	71,958
485,315	Freddie Mac Pool Series SB8031		2.5000	02/01/35	441,960
19,263	Freddie Mac REMICS Series 1628 LZ (c)		6.5000	12/15/23	18,819
108,258	Freddie Mac REMICS Series 2903 Z (c)		5.0000	12/15/24	107,452
19,909	Freddie Mac REMICS Series 3104 DH (c)		5.0000	01/15/26	19,275
47,659	Freddie Mac REMICS Series 2102 PE (c)		6.5000	12/15/28	47,989
30,422	Freddie Mac REMICS Series 2131 ZB (c)		6.0000	03/15/29	29,671
14,333	Freddie Mac REMICS Series 2412 OF (b),(c)	US0001M + 0.950%	3.7680	12/15/31	14,060
7,341	Freddie Mac REMICS Series 2450 FW (b),(c)	US0001M + 0.500%	3.3180	03/15/32	7,087
26,998	Freddie Mac REMICS Series 2448 FV (b),(c)	US0001M + 1.000%	3.8180	03/15/32	26,530
67,338	Freddie Mac REMICS Series 2526 FC (b),(c)	US0001M + 0.400%	3.2180	11/15/32	64,890

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.5%(a) (Continued)
39,028	Freddie Mac REMICS Series 2581 FD (b),(c)	US0001M + 0.750%	3.5680	12/15/32	$ 38,042
12,803	Freddie Mac REMICS Series 2557 WF (b),(c)	US0001M + 0.400%	3.2180	01/15/33	12,319
28,594	Freddie Mac REMICS Series 2768 PW (c)		4.2500	03/15/34	26,649
184,114	Freddie Mac REMICS Series 2978 JG (c)		5.5000	05/15/35	184,282
266,869	Freddie Mac REMICS Series 3036 NE (c)		5.0000	09/15/35	266,160
182,550	Freddie Mac REMICS Series 3620 AT (c),(b)		3.8230	12/15/36	179,770
131,204	Freddie Mac REMICS Series 3412 AY (c)		5.5000	02/15/38	126,324
56,054	Freddie Mac REMICS Series 3862 GA (c)		4.0000	04/15/41	52,870
137,958	Freddie Mac REMICS Series 3561 W (c),(d)		2.5000	06/15/48	124,590
					45,361,927
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.6%(a)
12,859	Fannie Mae Pool Series 762519		5.5000	11/01/23	12,866
2,690	Fannie Mae Pool Series 303212(b)	US0006M + 2.096%	3.3450	02/01/25	2,660
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	1,980,283
27,226	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.435%	3.2620	01/01/30	26,492
80,167	Fannie Mae Pool Series 619105(b)	H15T1Y + 2.125%	3.1250	05/01/32	79,194
20,127	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	3.2650	05/01/32	19,852
59,694	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.211%	3.2110	04/01/33	58,968
134,427	Fannie Mae Pool Series 555375		6.0000	04/01/33	141,323
61,253	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	3.9140	06/01/33	60,725
22,523	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.164%	3.2890	07/01/33	21,784
16,638	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	4.2660	08/01/33	16,488
58,677	Fannie Mae Pool Series 751930(b)	US0012M + 1.750%	2.0000	10/01/33	57,728
37,775	Fannie Mae Pool Series AL1271(b)	H15T1Y + 2.287%	3.4060	10/01/33	37,393
373,302	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.189%	3.7240	11/01/33	383,958
36,701	Fannie Mae Pool Series 766907(b)	US0012M + 1.800%	2.5440	03/01/34	37,229
18,605	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	2.0590	04/01/34	18,814
28,470	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.199%	2.7390	04/01/34	27,918
78,023	Fannie Mae Pool Series AL0332(b)	H15T1Y + 2.147%	2.9880	09/01/34	79,993
472,807	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.205%	3.3540	10/01/34	484,112
134,264	Fannie Mae Pool Series 805753(b)	H15T1Y + 2.313%	2.4380	01/01/35	135,958
60,894	Fannie Mae Pool Series 813844(b)	US0006M + 1.534%	3.4620	01/01/35	62,226
34,375	Fannie Mae Pool Series 894530(b)	H15T1Y + 2.486%	2.6080	05/01/35	35,408
18,187	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.158%	3.2340	05/01/35	17,940

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.6%(a) (Continued)
7,674	Fannie Mae Pool Series 823235(b)	US0012M + 2.473%	4.2230	06/01/35	$ 7,632
140,678	Fannie Mae Pool Series 889822(b)	US0012M + 1.566%	2.7850	07/01/35	142,402
27,917	Fannie Mae Pool Series 995269(b)	US0006M + 1.546%	2.9940	07/01/35	28,517
79,729	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	4.0950	07/01/35	79,233
56,887	Fannie Mae Pool Series 735667		5.0000	07/01/35	57,395
112,039	Fannie Mae Pool Series 838948(b)	US0006M + 1.510%	3.4130	08/01/35	114,786
53,752	Fannie Mae Pool Series 832249(b)	US0012M + 1.554%	3.8040	08/01/35	53,115
112,177	Fannie Mae Pool Series 829608(b)	H15T1Y + 2.223%	4.2230	08/01/35	115,515
34,929	Fannie Mae Pool Series 838444(b)	H15T1Y + 2.223%	4.2230	08/01/35	34,424
10,323	Fannie Mae Pool Series 844532(b)	12MTA + 1.806%	2.6550	11/01/35	10,715
9,857	Fannie Mae Pool Series 846695(b)	US0006M + 2.670%	3.7950	11/01/35	9,747
196,011	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	2.3100	01/01/36	197,357
33,906	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	2.3930	01/01/36	33,411
118,731	Fannie Mae Pool Series 846749(b)	US0006M + 2.428%	3.6780	01/01/36	117,492
109,528	Fannie Mae Pool Series 880373(b)	US0012M + 1.537%	1.7920	02/01/36	110,660
20,588	Fannie Mae Pool Series 880366(b)	US0006M + 1.430%	3.0790	02/01/36	21,038
13,379	Fannie Mae Pool Series 995134(b)	H15T1Y + 2.140%	2.9680	06/01/36	13,455
25,963	Fannie Mae Pool Series 886376(b)	12MTA + 2.301%	3.1310	08/01/36	27,295
148,661	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	3.4790	08/01/36	153,984
13,264	Fannie Mae Pool Series 995949(b)	12MTA + 2.332%	3.1670	09/01/36	13,259
6,870	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	3.9340	09/01/36	6,863
149,409	Fannie Mae Pool Series 900197(b)	US0012M + 2.075%	2.3250	10/01/36	151,767
47,866	Fannie Mae Pool Series 995008(b)	12MTA + 2.167%	3.0200	10/01/36	50,075
54,066	Fannie Mae Pool Series AE0870(b)	US0012M + 1.686%	3.0240	11/01/36	55,038
17,243	Fannie Mae Pool Series 906281(b)	US0012M + 1.754%	2.0890	01/01/37	17,092
275,238	Fannie Mae Pool Series 910289(b)	US0012M + 1.804%	2.4890	03/01/37	276,771
661,616	Fannie Mae Pool Series AL1890(b)	US0012M + 1.887%	2.4960	03/01/37	667,556
19,305	Fannie Mae Pool Series 888310(b)	US0012M + 1.565%	2.3150	04/01/37	19,115
198,633	Fannie Mae Pool Series 889819(b)	US0012M + 1.555%	2.9020	04/01/37	201,506
25,209	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	4.0200	06/01/37	26,268
39,727	Fannie Mae Pool Series 888628(b)	US0012M + 1.825%	2.8480	07/01/37	39,400
86,540	Fannie Mae Pool Series AD0959(b)	US0006M + 2.031%	3.0380	07/01/37	87,658
70,644	Fannie Mae Pool Series AB5688		3.5000	07/01/37	65,123
46,008	Fannie Mae Pool Series AL0920		5.0000	07/01/37	46,361

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.6%(a) (Continued)
1,563	Fannie Mae Pool Series 899633		5.5000	07/01/37	$ 1,558
80,104	Fannie Mae Pool Series AE0354(b)	US0012M + 1.712%	2.9260	09/01/37	81,846
146,789	Fannie Mae Pool Series AL1288(b)	US0012M + 1.564%	3.7380	09/01/37	147,820
19,081	Fannie Mae Pool Series AL0883(b)	US0012M + 1.109%	1.3590	01/01/38	18,684
126,266	Fannie Mae Pool Series 964244(b)	US0012M + 1.669%	3.9190	07/01/38	125,488
104,283	Fannie Mae Pool Series 964760(b)	US0012M + 1.639%	3.8890	08/01/38	103,357
6,247	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.253%	3.4790	08/01/39	6,212
27,292	Fannie Mae Pool Series AC8301(b)	US0012M + 1.810%	2.0600	12/01/39	26,925
44,331	Fannie Mae Pool Series AC2472		5.0000	06/01/40	43,664
2,296,417	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.169%	3.3480	12/01/40	2,347,896
9,083	Fannie Mae Pool Series AL2559(b)	US0012M + 1.806%	3.2930	07/01/41	9,000
334,985	Fannie Mae Pool Series AJ0875(b)	US0012M + 1.800%	2.0500	10/01/41	341,370
47,146	Fannie Mae Pool Series AI4385(b)	US0012M + 1.800%	2.0500	12/01/41	46,492
421,848	Fannie Mae Pool Series AO4163		3.5000	06/01/42	389,243
268,405	Fannie Mae Pool Series AB5519		3.5000	07/01/42	247,638
2,496,157	Fannie Mae Pool Series AO8169		3.5000	09/01/42	2,298,737
321,328	Fannie Mae Pool Series AB7016		4.0000	11/01/42	304,978
616,466	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	568,992
411,467	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	365,641
457,521	Fannie Mae Pool Series MA1404		3.5000	04/01/43	421,955
137,850	Fannie Mae Pool Series AB9096		4.0000	04/01/43	130,912
26,285	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	2.0590	09/01/44	26,692
255,368	Fannie Mae Pool Series MA3536		4.0000	12/01/48	241,132
3,242,297	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,637,946
33	Fannie Mae REMICS Series 2003-41 JW (c)		5.0000	05/25/23	32
27,292	Fannie Mae REMICS Series 2005-100 BQ (c)		5.5000	11/25/25	26,405
3	Fannie Mae REMICS Series 1999-57 FC (b),(c)	US0001M + 0.250%	3.2430	11/17/29	3
103,091	Fannie Mae REMICS Series 2000-45 FG (b),(c)	US0001M + 0.550%	3.5430	12/18/30	102,680
150,299	Fannie Mae REMICS Series 2000-45 FD (b),(c)	US0001M + 0.550%	3.5430	12/18/30	149,700
50,308	Fannie Mae REMICS Series 2002-30 FB (b),(c)	US0001M + 1.000%	4.0840	08/25/31	49,289
33,029	Fannie Mae REMICS Series 2002-16 VF (b),(c)	US0001M + 0.550%	3.6340	04/25/32	32,000
9,457	Fannie Mae REMICS Series 2002-71 AP (c)		5.0000	11/25/32	9,134
112,288	Fannie Mae REMICS Series 2011-39 ZA (c)		6.0000	11/25/32	115,037
75,315	Fannie Mae REMICS Series 2003-134 FC (b),(c)	US0001M + 0.600%	3.6840	12/25/32	74,908

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.6%(a) (Continued)
2,531	Fannie Mae REMICS Series 2003-35 FG (b),(c)	US0001M + 0.300%	3.3840	05/25/33	$ 2,434
30,007	Fannie Mae REMICS Series 2005-29 WQ (c)		5.5000	04/25/35	29,695
93,214	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.7060	05/25/37	92,901
81,662	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.4410	08/25/38	77,135
358,779	Fannie Mae REMICS Series 2010-60 HB (c)		5.0000	06/25/40	359,306
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(c)	US0001M + 1.000%	4.0840	06/25/43	77,104
1,904,479	Fannie Mae REMICS Series 2020-35 FA (b),(c)	US0001M + 0.500%	2.8730	06/25/50	1,899,821
1,537,378	Fannie Mae-Aces Series 2017-M3 A2 (c),(d)		2.5540	12/25/26	1,412,625
2,940,966	Fannie Mae-Aces Series 2017-M14 A2 (c),(d)		2.9620	11/25/27	2,734,575
					25,030,299
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5%
157,816	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	4.2300	06/20/58	158,430
1,080	Ginnie Mae II Pool Series 751387(d)		4.7420	01/20/61	1,068
13,942	Ginnie Mae II Pool Series 710065(d)		4.8100	02/20/61	13,629
14,984	Ginnie Mae II Pool Series 751408(d)		4.8170	06/20/61	14,880
10,772	Ginnie Mae II Pool Series 710084(d)		4.7000	08/20/61	10,716
39,837	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.831%	3.6850	10/20/61	39,848
140,852	Ginnie Mae II Pool Series 896982(b)	H15T1Y + 1.140%	3.9700	12/20/61	141,289
27,125	Ginnie Mae II Pool Series 773431(d)		4.5310	12/20/61	26,329
1,369	Ginnie Mae II Pool Series 773437(d)		4.4850	02/20/62	1,269
387	Ginnie Mae II Pool Series 757339(d)		4.8620	02/20/62	380
4,543	Ginnie Mae II Pool Series 759745(d)		4.8150	05/20/62	4,489
484,681	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.817%	3.6540	06/20/62	484,842
1,030	Ginnie Mae II Pool Series 757348(d)		4.8490	06/20/62	1,024
977,737	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.730%	3.5600	07/20/62	976,044
2,259	Ginnie Mae II Pool Series 766556(d)		4.7550	08/20/62	2,229
181,515	Ginnie Mae II Pool Series 899072(b)	US0001M + 2.006%	3.6390	10/20/62	184,726
13,397	Ginnie Mae II Pool Series 777432(d)		4.5990	10/20/62	13,039
4,194	Ginnie Mae II Pool Series 765229(d)		4.5530	11/20/62	3,961
2,911	Ginnie Mae II Pool Series 766542(d)		4.5900	11/20/62	2,607
49,602	Ginnie Mae II Pool Series 777440(d)		4.5060	12/20/62	47,398
838,700	Ginnie Mae II Pool Series 899633(b)	US0001M + 1.973%	3.6050	01/20/63	850,171
293,881	Ginnie Mae II Pool Series 898433(b)	US0001M + 2.173%	3.7920	01/20/63	298,284
63,748	Ginnie Mae II Pool Series 898416(b)	US0001M + 1.874%	3.4990	02/20/63	64,511

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5% (Continued)
572,777	Ginnie Mae II Pool Series 899650(b)	US0001M + 1.890%	3.5230	02/20/63	$ 580,232
835,196	Ginnie Mae II Pool Series 899765(b)	US0001M + 1.958%	3.5820	02/20/63	847,120
296,970	Ginnie Mae II Pool Series 898436(b)	US0001M + 2.233%	3.8600	02/20/63	300,441
283,237	Ginnie Mae II Pool Series 899651(b)	US0001M + 2.337%	3.9690	02/20/63	288,453
33,407	Ginnie Mae II Pool Series AF5211(b)	H15T1Y + 1.390%	4.2200	11/20/63	33,343
35,874	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	3.9700	08/20/64	36,021
46,823	Ginnie Mae II Pool Series AK0197(b)	H15T1Y + 0.722%	3.5470	09/20/64	46,805
22,916	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.136%	3.9660	09/20/64	22,960
40,724	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.902%	3.7300	10/20/64	40,802
32,898	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.136%	3.9670	03/20/65	32,989
389,201	Government National Mortgage Association Series 2011-129 FB (b),(c)	US0001M + 0.250%	3.1890	06/16/26	386,939
10,304	Government National Mortgage Association Series 2012-124 HT (c),(d)		6.5000	07/20/32	9,979
48,592	Government National Mortgage Association Series 2003-72 Z (c),(d)		5.3320	11/16/45	47,737
47,158	Government National Mortgage Association Series 2010-H03 FA (b),(c)	US0001M + 0.550%	3.0430	03/20/60	46,894
143,105	Government National Mortgage Association Series 2011-H01 AF (b),(c)	US0001M + 0.450%	2.8070	11/20/60	142,090
226,388	Government National Mortgage Association Series 2010-H28 FE (b),(c)	US0001M + 0.400%	2.7570	12/20/60	224,467
175,121	Government National Mortgage Association Series 2011-H03 FA (b),(c)	US0001M + 0.500%	2.8570	01/20/61	173,883
309,668	Government National Mortgage Association Series 2011-H06 FA (b),(c)	US0001M + 0.450%	2.8070	02/20/61	307,214
282,949	Government National Mortgage Association Series 2011-H07 FA (b),(c)	US0001M + 0.500%	2.8570	02/20/61	281,013
36,018	Government National Mortgage Association Series 2011-H08 FA (b),(c)	US0001M + 0.600%	2.9570	02/20/61	35,839
176,327	Government National Mortgage Association Series 2011-H08 FG (b),(c)	US0001M + 0.480%	2.8370	03/20/61	175,025
182,725	Government National Mortgage Association Series 2011-H09 AF (b),(c)	US0001M + 0.500%	2.8570	03/20/61	181,572
78,790	Government National Mortgage Association Series 2011-H11 FA (b),(c)	US0001M + 0.500%	2.8570	03/20/61	78,237
2,420	Government National Mortgage Association Series 2015-H05 FA (b),(c)	US0001M + 0.300%	2.6570	04/20/61	2,327
20,615	Government National Mortgage Association Series 2012-H21 CF (b),(c)	US0001M + 0.700%	3.0570	05/20/61	19,855
68,803	Government National Mortgage Association Series 2011-H15 FA (b),(c)	US0001M + 0.450%	2.8070	06/20/61	67,880
3,754	Government National Mortgage Association Series 2011-H23 HA (c)		3.0000	12/20/61	3,437
211,460	Government National Mortgage Association Series 2012-H11 FA (b),(c)	US0001M + 0.700%	3.0570	02/20/62	209,498
370,418	Government National Mortgage Association Series 2012-H20 PT (c),(d)		3.6640	07/20/62	369,358
7,363	Government National Mortgage Association Series 2012-H29 HF (b),(c)	US0001M + 0.500%	2.8570	10/20/62	7,053
13,126	Government National Mortgage Association Series 2013-H02 GF (b),(c)	US0001M + 0.500%	2.8570	12/20/62	12,607
820,888	Government National Mortgage Association Series 2013-H22 FT (b),(c)	H15T1Y + 0.650%	3.6600	04/20/63	818,964
14,654	Government National Mortgage Association Series 2015-H13 FL (b),(c)	US0001M + 0.280%	2.6370	05/20/63	14,317
852,725	Government National Mortgage Association Series 2013-H25 SA (b),(c)	US0001M + 0.750%	3.1070	10/20/63	849,377

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 93.8% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 22.5% (Continued)
3,759,930	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.6020	06/20/64	$ 3,743,280
360,994	Government National Mortgage Association Series 2014-H16 FL (b),(c)	US0001M + 0.470%	2.2680	07/20/64	357,612
617,274	Government National Mortgage Association Series 2014-H14 FA (b),(c)	US0001M + 0.500%	2.2980	07/20/64	611,679
449,796	Government National Mortgage Association Series 2014-H14 GF (b),(c)	US0001M + 0.470%	2.8270	07/20/64	444,594
912,101	Government National Mortgage Association Series 2014-H15 FA (b),(c)	US0001M + 0.500%	2.8570	07/20/64	903,111
11,953	Government National Mortgage Association Series 2018-H02 FJ (b),(c)	US0001M + 0.200%	2.5570	10/20/64	11,824
169,405	Government National Mortgage Association Series 2015-H04 FL (b),(c)	US0001M + 0.470%	2.8270	02/20/65	167,843
955	Government National Mortgage Association Series 2015-H09 HA (c)		1.7500	03/20/65	858
1,925	Government National Mortgage Association Series 2015-H11 FA (b),(c)	US0001M + 0.250%	2.6070	04/20/65	1,844
56,726	Government National Mortgage Association Series 2015-H12 FL (b),(c)	US0001M + 0.230%	2.5870	05/20/65	56,131
16,298	Government National Mortgage Association Series 2015-H19 FH (b),(c)	US0001M + 0.300%	2.6570	07/20/65	16,039
934,560	Government National Mortgage Association Series 2015-H27 FA (b),(c)	US0001M + 0.750%	3.1070	09/20/65	921,784
509,011	Government National Mortgage Association Series 2016-H02 FH (b),(c)	US0001M + 1.000%	3.3570	01/20/66	505,132
188,473	Government National Mortgage Association Series 2018-H04 FG (b),(c)	US0001M + 0.280%	2.6370	02/20/68	186,200
931,177	Government National Mortgage Association Series 2018-H11 FJ (b),(c)	US0012M + 0.080%	2.8550	06/20/68	905,738
2,284,957	Government National Mortgage Association Series 2018-H16 FA (b),(c)	US0001M + 0.420%	2.7770	09/20/68	2,238,888
3,202,971	Government National Mortgage Association Series 2020-H04 FP (b),(c)	US0001M + 0.500%	2.8570	06/20/69	3,160,335
128,450	Government National Mortgage Association Series 2019-H13 FT (b),(c)	H15T1Y + 0.450%	3.4600	08/20/69	128,419
4,313,806	Government National Mortgage Association Series 2020-H02 FG (b),(c)	US0001M + 0.600%	2.9570	01/20/70	4,264,749
					28,661,951
	U.S. TREASURY NOTES — 16.2%
6,900,000	United States Treasury Note		4.2500	09/30/24	6,905,930
600,000	United States Treasury Note		4.1250	09/30/27	602,344
2,380,000	United States Treasury Note		0.5000	10/31/27	1,994,830
10,910,000	United States Treasury Note		2.8750	05/15/32	10,085,783
1,225,000	United States Treasury Note		2.7500	08/15/32	1,119,727
					20,708,614
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $124,487,024)				119,762,791

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENT — 3.6%
	U.S. TREASURY BILL — 3.6%
4,530,000	United States Treasury Bill (Cost $4,527,407)	1.9000	10/11/22	$ 4,527,407

	TOTAL INVESTMENTS - 97.4% (Cost $129,014,431)			$ 124,290,198
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			3,338,265
	NET ASSETS - 100.0%			$ 127,628,463

REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate Treasury Note Constant Maturity 1 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2022.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.